Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Shares To Be Issued [Member]	Share Purchase Warrants Reserve [Member]	Reserve of exchange differences on translation [member]	Reserve of share-based payments [member]	Reserve of insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss [member]	Retained earnings [member]	Total
Balance value at Dec. 31, 2021	$ 10,843,471	$ 81,967	$ 639,879	$ 27,455	$ 550,517	$ 9,444	$ (5,152,364)	$ 7,000,369
Balance, shares at Dec. 31, 2021	29,479,100
IfrsStatementLineItems [Line Items]
Shares issued for acquisition of Zigi Carmel Initiatives and Investments Ltd. (“ZC”)(note 3)	$ 37,501,200							37,501,200
Shares issued for acquisition of Zigi Carmel Initiatives and Investments Ltd, shares	7,920,000
Proceeds for shares issued from exercise of stock options	$ 237,800							237,800
Proceeds for shares issued from exercise of stock options, shares	290,000
Shares issued for services	$ 41,876							41,876
Shares issued for services, shares	6,727
Shares to be issued for services		41,875						41,875
Proceeds for shares issued	$ 122,950	(81,967)						40,983
Proceeds for shares issued, shares	40,983
Share-based payments					146,581			146,581
Loss for the period							(964,462)	(964,462)
Other comprehensive loss for the period				(11,022)		4,653		(6,369)
Balance value at Sep. 30, 2022	$ 48,747,297	41,875	639,879	16,433	697,098	14,097	(6,116,826)	44,039,853
Balance, shares at Sep. 30, 2022	37,736,810
Balance value at Dec. 31, 2022	$ 54,806,522	41,875	639,879	15,746	570,446	13,279	(6,817,048)	49,270,699
Balance, shares at Dec. 31, 2022	37,855,932
IfrsStatementLineItems [Line Items]
Shares issued for services	$ 125,621	(41,875)						83,746
Shares issued for services, shares	24,415
Shares to be issued for services		30,799						30,799
Share-based payments					95,464			95,464
Loss for the period							(3,327,542)	(3,327,542)
Other comprehensive loss for the period				(42,760)		2,741		(40,019)
Shares issued, net	$ 3,018,565							3,018,565
Shares issued, net, shares	1,733,334
Balance value at Sep. 30, 2023	$ 57,950,708	$ 30,799	$ 639,879	$ (27,014)	$ 665,910	$ 16,020	$ (10,144,590)	$ 49,131,712
Balance, shares at Sep. 30, 2023	39,643,681							39,643,681